Share-Based Compensation (Details) - Schedule of Transactions Related to Restricted Share Units - Restricted Stock Units (RSUs) [Member]	6 Months Ended
Jun. 30, 2024 $ / shares shares
Schedule of Transactions Related to Restricted Stock Units [Line Items]
Number of RSU, Outstanding beginning | shares	18,128,650
Weighted Average Grant Date Fair Value, Outstanding beginning | $ / shares	$ 0.08
Number of RSU, Granted | shares	918,200
Weighted Average Grant Date Fair Value, Granted | $ / shares	$ 0.38
Number of RSU, Vested | shares	(6,050,080)
Weighted Average Grant Date Fair Value, Vested | $ / shares	$ 0.98
Number of RSU, Forfeited | shares	(3,085,680)
Weighted Average Grant Date Fair Value, Forfeited | $ / shares	$ 0.79
Number of RSU, Outstanding ending | shares	9,911,090
Weighted Average Grant Date Fair Value, Outstanding ending | $ / shares	$ 0.4